Document and Entity Location Statement	Jun. 07, 2022
Document and Entity Information [Abstract]
Entity Central Index Key	0001021635
Written Communications	false
Document Type	8-K
Document Period End Date	Jun. 07, 2022
Entity Registrant Name	OGE ENERGY CORP.
Entity Incorporation, State or Country Code	OK
Entity File Number	1-12579
Entity Tax Identification Number	73-1481638
Entity Address, Address Line One	321 North Harvey
Entity Address, Address Line Two	P.O. Box 321
Entity Address, City or Town	Oklahoma City
Entity Address, Postal Zip Code	73101-0321
City Area Code	405
Local Phone Number	553-3000
Entity Emerging Growth Company	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false
Document Information [Line Items]
Entity Registrant Name	OGE ENERGY CORP.
Entity File Number	1-12579
Entity Tax Identification Number	73-1481638
Entity Address, Postal Zip Code	73101-0321
Title of 12(b) Security	Common Stock
Trading Symbol	OGE
Security Exchange Name	NYSE
Entity Address, State or Province	OK
Entity Central Index Key	0001021635
Amendment Flag	false
OG&E
Document and Entity Information [Abstract]
Entity Central Index Key	0000074145
Entity Registrant Name	OKLAHOMA GAS AND ELECTRIC COMPANY
Entity File Number	1-1097
Entity Tax Identification Number	73-0382390
Document Information [Line Items]
Entity Registrant Name	OKLAHOMA GAS AND ELECTRIC COMPANY
Entity File Number	1-1097
Entity Tax Identification Number	73-0382390
Entity Central Index Key	0000074145